Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 424.4	$ 403.1	$ 244.9
Foreign currency translation	(78.5)	(44.5)	(10.3)
Other comprehensive loss, net of tax	(78.5)	(44.5)	(10.3)
Comprehensive income	$ 345.9	$ 358.6	$ 234.6